OTHER INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2014
OTHER INVESTMENTS [Abstract]
Schedule of Other Investments
	At December 31,
	2013	2014
Unlisted securities at cost	$22,883	$19,862
Less: other - than- temporary impairment losses recognized	(7,235)	(4,235)
	$15,648	$15,627